Average Annual Total Returns - Invesco Global Real Estate Fund	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A 10Years	Class A Return After Taxes on Distributions 1Year	Class A Return After Taxes on Distributions 5Years	Class A Return After Taxes on Distributions 10Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C 10Years	Class R InceptionDate	Class R 1Year	Class R 5Years	Class R 10Years	Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y 10Years	Class R5 InceptionDate	Class R5 1Year	Class R5 5Years	Class R5 10Years	Class R6 InceptionDate	Class R6 1Year	Class R6 5Years	Class R6 10Years		MSCI World Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes) 1Year	MSCI World Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes) 5Years	MSCI World Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes) 10Years	Custom Invesco Global Real Estate Index (reflects no deduction for fees, expenses or taxes) 1Year		Custom Invesco Global Real Estate Index (reflects no deduction for fees, expenses or taxes) 5Years		Custom Invesco Global Real Estate Index (reflects no deduction for fees, expenses or taxes) 10Years		Lipper Global Real Estate Funds Classification Average 1Year	Lipper Global Real Estate Funds Classification Average 5Years	Lipper Global Real Estate Funds Classification Average 10Years
Total	Apr. 29, 2005	(17.26%)	1.71%	4.03%	(18.50%)	(0.38%)	2.51%	(9.90%)	0.76%	2.69%	Apr. 29, 2005	(13.97%)	2.08%	3.99%	Apr. 29, 2005	(12.68%)	2.60%	4.35%	Oct. 03, 2008	(12.21%)	3.11%	4.88%	Apr. 29, 2005	(12.14%)	3.24%	5.11%	Sep. 24, 2012	(12.06%)	3.33%	5.07%	[1]	15.90%	12.19%	9.87%	(9.95%)	[2]	4.08%	[2]	5.54%	[2]	(5.05%)	5.13%	6.01%

[1]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.
[2]	The Custom Invesco Global Real Estate Index is composed of the FTSE EPRA Nareit Developed Index (Net) through June 30, 2014 and the FTSE EPRA Nareit Global Index (Net) from July 1, 2014 through December 31, 2020. Effective July 1, 2021, the Custom Invesco Global Real Estate Index will be composed of the FTSE EPRA Nareit Developed Index (Net) through June 30, 2014, the FTSE EPRA Nareit Global Index (Net) from July 1, 2014 through June 30, 2021, and the FTSE EPRA Nareit Developed Index (Net) from July 1, 2021 onward.